Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Supplement [Text Block]	bbfi_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated July 31, 2018

to the Summary Prospectuses and Prospectuses,

dated January 26, 2018, as supplemented to date

Effective immediately, the Summary Prospectuses and Prospectuses are amended as follows:

The third paragraph in the subsection of each Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the third paragraph in each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by the Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investor Service, Inc., S&P Global Ratings or Fitch Ratings, Inc., or in unrated securities of equivalent credit quality. Split rated bonds will be considered to have the higher credit rating.

Investor A, C, Institutional and Class R | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated July 31, 2018

to the Summary Prospectuses and Prospectuses,

dated January 26, 2018, as supplemented to date

Effective immediately, the Summary Prospectuses and Prospectuses are amended as follows:

The third paragraph in the subsection of each Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the third paragraph in each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by the Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investor Service, Inc., S&P Global Ratings or Fitch Ratings, Inc., or in unrated securities of equivalent credit quality. Split rated bonds will be considered to have the higher credit rating.

Class K | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated July 31, 2018

to the Summary Prospectuses and Prospectuses,

dated January 26, 2018, as supplemented to date

Effective immediately, the Summary Prospectuses and Prospectuses are amended as follows:

The third paragraph in the subsection of each Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the third paragraph in each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by the Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investor Service, Inc., S&P Global Ratings or Fitch Ratings, Inc., or in unrated securities of equivalent credit quality. Split rated bonds will be considered to have the higher credit rating.

Investor A1, C1 and C2 | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated July 31, 2018

to the Summary Prospectuses and Prospectuses,

dated January 26, 2018, as supplemented to date

Effective immediately, the Summary Prospectuses and Prospectuses are amended as follows:

The third paragraph in the subsection of each Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the third paragraph in each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by the Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investor Service, Inc., S&P Global Ratings or Fitch Ratings, Inc., or in unrated securities of equivalent credit quality. Split rated bonds will be considered to have the higher credit rating.

Service | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated July 31, 2018

to the Summary Prospectuses and Prospectuses,

dated January 26, 2018, as supplemented to date

Effective immediately, the Summary Prospectuses and Prospectuses are amended as follows:

The third paragraph in the subsection of each Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the third paragraph in each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by the Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investor Service, Inc., S&P Global Ratings or Fitch Ratings, Inc., or in unrated securities of equivalent credit quality. Split rated bonds will be considered to have the higher credit rating.